Taxation - Net Operating Loss Carry Forwards From PRC Entities (Detail) ¥ in Thousands	Mar. 31, 2025 CNY (¥)
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	¥ 463,400
2025
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	138,800
2026
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	97,415
2027
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	64,146
2028
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	21,412
2029
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	18,231
Thereafter
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	¥ 123,396